OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
Supplement dated June 6, 2012 to the
Prospectus and Statement of Additional Information dated November 28, 2011

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Pennsylvania Municipal Fund, each dated November 28, 2011, and is in addition to any other supplements.

(Oppenheimer Pennsylvania Municipal Fund)
The Prospectus is revised as follows: The section titled "Risks of Non-Diversification", on page 5, is deleted in its entirety.